Provision (Benefit) for Income Taxes (Details) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current :
Federal			$ 87	$ 15	$ 187
State			2	13	25
Foreign			40	21	8
Total			129	49	220
Deferred:
Federal			(63)	269	507
State			(104)	42	(5)
Foreign			12	3	11
Total			(155)	314	513
Provision (benefit) for income taxes			(26)	363	733
Provision (benefit) for income taxes from continuing operations at federal statutory rate:
Provision (benefit) at statutory rate			(328)	334	802
Increases (decreases) in taxes resulting from:
State income taxes (net of federal benefit)			(70)	35	13
Foreign operations - net			(17)	25	(16)
Impact of nontaxable noncontrolling interests			(58)	(49)	(54)
Goodwill impairment			351
Deferred taxes on undistributed earnings of certain foreign operations that are no longer considered permanently invested			66
Reduction of tax benefits on Medicare Part D federal subsidy			11
Other - net			19	18	(12)
Provision (benefit) for income taxes			(26)	363	733
Deferred tax liabilities:
Property, plant, and equipment			1,784	3,658
Derivatives - net			111	66
Investments			2,125	491
Other			100	108
Total deferred tax liabilities			4,120	4,323
Deferred tax assets:
Accrued liabilities			369	557
Minimum tax credits			120	62
State loss and credit carryovers			278	289
Other			70	58
Total deferred tax assets			837	966
Less valuation allowance			249	289
Net deferred tax assets			588	677
Overall net deferred tax liabilities			3,532	3,646
Reconciliation of beginning and ending amount of unrecognized tax benefits
Balance at beginning of period	91	91	89	79
Additions based on tax positions related to the current year			11	17
Additions for tax positions for prior years			3	4
Reductions for tax positions of prior years			(12)	(7)
Settlement with taxing authorities				(4)
Balance at end of period			91	89	79
Provision (Benefit) for Income Taxes (Textuals) [Abstract]
Significant decrease in unrecognized tax benefits is reasonably possible	40	17
Reductions in state income taxes (net of federal benefit) due to a reduction in our estimate of the effective deferred state rate			65		46
Foreign income (loss) in Income from continuing operations before income taxes			173	(36)	139
Deferred taxes on undistributed earnings of certain foreign operations that are no longer considered permanently invested			66
Undistributed earnings of other consolidated foreign subsidiaries to be permanently reinvested			277
Cash payments for income taxes (net of refunds and including discontinued operations)			40	14	155
Unrecognized tax benefits			91	89	79
Reduction of income tax expense, net of federal tax expense, if recognized			74
Total interest and penalties recognized as part of income tax expense			11	17	2
Total interest and penalties accrued as uncertain tax positions			$ 104	$ 93
Anticipated net reduction to our 2011 provision for income taxes		$90 million to $100 million
Anticipated cash payments to the IRS and various states		approximately $160 million to $170 million